OPERATING SEGMENT INFORMATION - Segment Capital Expenditures (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Capital expenditures	€ (134)	€ (84)
P&ARP
Disclosure of operating segments [line items]
Capital expenditures	(71)	(40)
A&T
Disclosure of operating segments [line items]
Capital expenditures	(37)	(20)
AS&I
Disclosure of operating segments [line items]
Capital expenditures	(25)	(22)
H&C
Disclosure of operating segments [line items]
Capital expenditures	€ (1)	€ (2)